Acquisition of Correvio LLC (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	11 Months Ended	12 Months Ended	1 Months Ended
	Nov. 18, 2013	Dec. 31, 2013	Dec. 31, 2013
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,481,596	2,481,596
Estimated Post Closing Adjustments	$ 1,315
Business Acquisition Equity Interest Issued Or Issuable Price Per Share	$ 3.88
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	9,629 [1]	9,629
Correvio LLC [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Combination Equity Interests Issued Percentage	19.90%
Business Combinations Deferred Consideration Liability	12,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			3,805
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual			$ 275
Business Acquisition Percentage of Product Sales	10.00%
Business Acquisition Percentage Of Interest Accrued	10.00%

[1]	The fair value of 19.9% of the Company's outstanding shares issued on November 18, 2013 (a total of 2,481,596 shares) with a value of $3.88 per share for a total of $9,629 was determined based on the closing price on November 17, 2013.